Document and Entity Information	Nov. 14, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002018545
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Entity Registrant Name	Franklin BSP Real Estate Debt BDC
Entity Incorporation State Country Code	DE
Entity File Number	000-56653
Entity Tax Identification Number	99-1918767
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	Suite 32A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	588-6700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false